CREDIT FACILITY (Details) - WFCDF Credit Facility [Member] $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) Dates	Mar. 31, 2024 USD ($)
WFCDF [Member]
CREDIT FACILITY [Abstract]
Debt instrument, term	1 year
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	SOFR
Debt instrument, interest rate adjustment	0.10%
Basis spread on reference rate	1.75%
Guarantor obligations for credit facility, maximum	$ 10.5
Renewal term	1 year
Period of notice required to terminate credit facility at year end	90 days
WFCDF [Member] | Floor Plan Facility [Member]
CREDIT FACILITY [Abstract]
Maximum borrowing capacity under credit facility	$ 500.0
Number of specified payment dates (in Dates) | Dates	3
WFCDF [Member] | Revolving Credit Facility [Member]
CREDIT FACILITY [Abstract]
Maximum borrowing capacity under credit facility	$ 200.0
Amount outstanding under credit facility	$ 0.0	$ 0.0
WFCDF [Member] | Account Receivable Component [Member]
CREDIT FACILITY [Abstract]
Average borrowing balance		$ 18.4
Weighted average interest rate of notes		7.07%
Minimum [Member] | Floor Plan Facility [Member]
CREDIT FACILITY [Abstract]
Debt instrument, term	45 days
Maximum [Member] | Floor Plan Facility [Member]
CREDIT FACILITY [Abstract]
Debt instrument, term	60 days